UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 95.2%
Automobiles & Components — 0.5%
19,100	Autoliv, Inc.	$926,350
131,600	Ford Motor Co.*	1,272,572
23,200	Johnson Controls, Inc.	611,784

		2,810,706

Banks — 2.5%
22,500	Bank of Hawaii Corp.	819,000
1	First Horizon National Corp.	6
31,400	M&T Bank Corp.	2,194,860
83,200	New York Community Bancorp, Inc.	990,080
18,400	PNC Financial Services Group, Inc.	886,696
383,139	Valley National Bancorp	4,057,442
230,300	Wells Fargo & Co.	5,554,836

		14,502,920

Capital Goods — 7.0%
7,200	Armstrong World Industries, Inc.	247,968
55,500	Caterpillar, Inc.	4,098,120
11,300	Cummins, Inc.	922,758
9,700	Deere & Co.	626,329
118,200	Eaton Corp.	4,196,100
108,000	Emerson Electric Co.	4,461,480
11,400	General Dynamics Corp.	648,546
783,050	General Electric Co.(a)	11,933,682
31,400	Illinois Tool Works, Inc.	1,306,240
55,500	Northrop Grumman Corp.	2,894,880
135,200	Raytheon Co.	5,525,624
21,600	Rockwell Automation, Inc.	1,209,600
39,000	The Boeing Co.	2,359,890
6,500	Timken Co.	213,330

		40,644,547

Commercial & Professional Services — 1.7%
279,100	Pitney Bowes, Inc.	5,247,080
315,000	R.R. Donnelley & Sons Co.	4,447,800

		9,694,880

Consumer Durables & Apparel — 1.9%
4,600	Fossil, Inc.*	372,876
67,300	Garmin Ltd.	2,138,121
250,400	Leggett & Platt, Inc.	4,955,416
13,100	Lululemon Athletica, Inc.*	637,315
105,200	Mattel, Inc.	2,723,628

		10,827,356

Consumer Services — 1.9%
111,800	Carnival Corp.	3,387,540
73,800	H&R Block, Inc.	982,278
76,500	McDonald’s Corp.	6,718,230

		11,088,048

Diversified Financials — 5.3%
89,100	American Express Co.	4,000,590
705,081	Bank of America Corp.(b)	4,315,096
33,400	BlackRock, Inc.	4,943,534
143,130	Citigroup, Inc.	3,666,990
288,800	JPMorgan Chase & Co.	8,698,656
119,800	Morgan Stanley	1,617,300
17,700	T. Rowe Price Group, Inc.	845,529
106,300	The Bank of New York Mellon Corp.	1,976,117

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
31,600	Waddell & Reed Financial, Inc. Class A	$790,316

		30,854,128

Energy — 11.7%
52,000	Arch Coal, Inc.	758,160
45,700	Chesapeake Energy Corp.	1,167,635
151,600	Chevron Corp.	14,026,032
150,800	ConocoPhillips	9,548,656
34,700	Diamond Offshore Drilling, Inc.	1,899,478
273,900	Exxon Mobil Corp.(a)	19,893,357
131,600	Halliburton Co.	4,016,432
28,200	Marathon Oil Corp.	608,556
39,700	SandRidge Energy, Inc.*	220,732
88,800	Schlumberger Ltd.	5,304,024
2,200	SEACOR Holdings, Inc.	176,462
191,400	Spectra Energy Corp.	4,695,042
12,300	Teekay Corp.	278,103
208,900	The Williams Companies, Inc.	5,084,626

		67,677,295

Food & Staples Retailing — 1.3%
115,000	SUPERVALU, Inc.	765,900
210,700	Sysco Corp.	5,457,130
30,400	Wal-Mart Stores, Inc.	1,577,760

		7,800,790

Food, Beverage & Tobacco — 5.8%
172,200	Altria Group, Inc.	4,616,682
66,600	ConAgra Foods, Inc.	1,613,052
256,000	Kraft Foods, Inc. Class A	8,596,480
48,800	PepsiCo, Inc.	3,020,720
10,700	Philip Morris International, Inc.	667,466
172,400	Reynolds American, Inc.	6,461,552
124,800	The Coca-Cola Co.	8,431,488

		33,407,440

Health Care Equipment & Services — 2.6%
51,600	Aetna, Inc.	1,875,660
52,200	Baxter International, Inc.	2,930,508
190,400	Medtronic, Inc.	6,328,896
63,500	UnitedHealth Group, Inc.	2,928,620
14,100	WellPoint, Inc.	920,448

		14,984,132

Household & Personal Products — 3.5%
105,600	Kimberly-Clark Corp.	7,498,656
200,800	The Procter & Gamble Co.(a)(b)	12,686,544

		20,185,200

Insurance — 3.4%
58,000	Aflac, Inc.	2,027,100
18,800	Arthur J. Gallagher & Co.	494,440
9,700	Berkshire Hathaway, Inc. Class B*	689,088
190,400	Cincinnati Financial Corp.	5,013,232
69,000	Mercury General Corp.	2,646,150
117,900	MetLife, Inc.	3,302,379
403,800	Old Republic International Corp.	3,601,896
28,600	Protective Life Corp.	447,018
32,400	Prudential Financial, Inc.	1,518,264

		19,739,567

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials — 3.7%
77,600	E.I. du Pont de Nemours & Co.	$3,101,672
128,100	Freeport-McMoRan Copper & Gold, Inc.	3,900,645
207,600	International Paper Co.	4,826,700
20,900	Monsanto Co.	1,254,836
26,400	Newmont Mining Corp.	1,660,560
164,200	Southern Copper Corp.	4,103,358
108,700	The Dow Chemical Co.	2,441,402

		21,289,173

Media — 2.5%
55,700	CBS Corp. Class B	1,135,166
138,900	Comcast Corp. Class A	2,903,010
12,100	Comcast Corp. Special A Shares	250,349
107,500	News Corp. Class A	1,663,025
408,500	Regal Entertainment Group Class A	4,795,790
18,700	Thomson Reuters Corp.	505,648
10,600	Time Warner Cable, Inc.	664,302
87,601	Time Warner, Inc.	2,625,402

		14,542,692

Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
135,700	Abbott Laboratories	6,939,698
116,900	Bristol-Myers Squibb Co.	3,668,322
212,900	Eli Lilly & Co.	7,870,913
157,700	Johnson & Johnson	10,047,067
312,550	Merck & Co., Inc.	10,223,510
553,200	Pfizer, Inc.(a)	9,780,576

		48,530,086

Real Estate — 1.7%
1	CBL & Associates Properties, Inc. (REIT)	11
17,600	DDR Corp. (REIT)	191,840
181,101	Host Hotels & Resorts, Inc. (REIT)	1,981,245
8,700	Jones Lang LaSalle, Inc.	450,747
83,427	ProLogis, Inc. (REIT)	2,023,105
26,200	Simon Property Group, Inc. (REIT)	2,881,476
10,600	SL Green Realty Corp. (REIT)	616,390
21,602	The Macerich Co. (REIT)	920,893
66,400	Weyerhaeuser Co. (REIT)	1,032,520

		10,098,227

Retailing — 3.4%
18,400	Amazon.com, Inc.*	3,978,632
74,600	American Eagle Outfitters, Inc.	874,312
28,300	DSW, Inc. Class A	1,306,894
115,100	Foot Locker, Inc.	2,312,359
55,000	Genuine Parts Co.	2,794,000
226,900	Home Depot, Inc.(a)	7,458,203
34,000	J.C. Penney Co., Inc.	910,520

		19,634,920

Semiconductors & Semiconductor Equipment — 4.1%
180,400	Applied Materials, Inc.	1,867,140
537,700	Intel Corp.(a)	11,469,141
117,100	Linear Technology Corp.	3,237,815
207,500	Maxim Integrated Products, Inc.	4,840,975
43,500	Microchip Technology, Inc.	1,353,285

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
41,200	Texas Instruments, Inc.	$1,097,980

		23,866,336

Software & Services — 7.4%
22,800	Accenture PLC Class A	1,201,104
131,500	Automatic Data Processing, Inc.	6,200,225
5,700	Google, Inc. Class A*	2,931,966
38,200	International Business Machines Corp.	6,686,146
563,650	Microsoft Corp.(a)	14,029,249
150,300	Oracle Corp.	4,319,622
70,400	Paychex, Inc.	1,856,448
175,000	VeriSign, Inc.	5,006,750
11,400	VMware, Inc. Class A*	916,332

		43,147,842

Technology Hardware & Equipment — 6.1%
23,500	Acme Packet, Inc.*	1,000,865
38,400	Apple, Inc.*	14,637,312
246,200	Cisco Systems, Inc.	3,813,638
37,300	Diebold, Inc.	1,026,123
13,100	F5 Networks, Inc.*	930,755
147,000	Hewlett-Packard Co.	3,300,150
67,800	JDS Uniphase Corp.*	675,966
146,000	Molex, Inc. Class A	2,464,480
90,200	QUALCOMM, Inc.	4,386,426
14,400	Riverbed Technology, Inc.*	287,424
252,200	Seagate Technology PLC	2,592,616
15,800	TE Connectivity Ltd.	444,612

		35,560,367

Telecommunication Services — 3.8%
400,928	AT&T, Inc.(a)	11,434,467
1	Frontier Communications Corp.	6
10,900	NII Holdings, Inc.*	293,755
278,800	Sprint Nextel Corp.*	847,552
252,500	Verizon Communications, Inc.(a)	9,292,000

		21,867,780

Transportation — 1.5%
10,600	Union Pacific Corp.	865,702
124,400	United Parcel Service, Inc. Class B	7,855,860

		8,721,562

Utilities — 3.5%
110,300	Dominion Resources, Inc.	5,599,931
98,200	Exelon Corp.	4,184,302
26,500	FirstEnergy Corp.	1,190,115
15,900	National Fuel Gas Co.	774,012
29,900	NextEra Energy, Inc.	1,615,198
40,100	Public Service Enterprise Group, Inc.	1,338,137
118,200	Southern Co.	5,008,134

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
76,700	The AES Corp.*	$748,592

		20,458,421

TOTAL INVESTMENTS — 95.2%		$551,934,415

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.8%		27,561,901

NET ASSETS — 100.0%		$579,496,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is held as collateral for call options written.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	499	December 2011	$28,093,700	$(651,873)

WRITTEN OPTIONS CONTRACTS — At September 30, 2011, the Fund had outstanding written options as follows:

	Exercise	Number of	Expiration
Call Options	Rate	Contracts	Month	Value

S&P 500 Index	1,225	1,110	December 2011	$(3,108,000)
(Premiums Received $2,673,990)

For the period ended September 30, 2011, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2010	1,319	$4,786,651

Contracts written	4,561	14,207,064
Contracts expired	(3,451)	(11,533,074)
Contracts bought to close	(1,319)	(4,786,651)

Contracts Outstanding September 30, 2011	1,110	2,673,990

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$646,710,140

Gross unrealized gain	10,927,593
Gross unrealized loss	(105,703,318)

Net unrealized security loss	$(94,775,725)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 93.1%
Australia — 8.1%
8,602	Australia & New Zealand Banking Group Ltd. (Banks)	$159,663
60,715	BHP Billiton Ltd. (Materials)	2,010,301
828,026	BlueScope Steel Ltd. (Materials)	570,957
20,427	Boral Ltd. (Materials)	67,978
44,005	Caltex Australia Ltd. (Energy)	453,541
88,500	Echo Entertainment Group Ltd. (Consumer Services)*	312,591
42,301	Foster’s Group Ltd. (Food, Beverage & Tobacco)	214,794
313,811	GPT Group (REIT)	943,864
15,823	Lend Lease Group Ltd. (Real Estate)	106,267
44,550	MacArthur Coal Ltd. (Materials)	681,236
156,568	MAp Group (Transportation)	484,805
513,564	Metcash Ltd. (Food & Staples Retailing)	2,024,491
220,874	National Australia Bank Ltd. (Banks)	4,691,663
402,281	OneSteel Ltd. (Materials)	471,449
30,484	Orica Ltd. (Materials)	684,127
31,551	Origin Energy Ltd. (Energy)	403,729
2,382	OZ Minerals Ltd. (Materials)	21,221
35,913	Rio Tinto Ltd. (Materials)	2,103,549
20,099	Santos Ltd. (Energy)	217,519
62,447	Sonic Healthcare Ltd. (Health Care Equipment & Services)	682,560
164,909	SP AusNet (Utilities)	148,104
88,500	Tabcorp Holdings Ltd. (Consumer Services)	218,083
205,113	Telstra Corp. Ltd. (Telecommunication Services)	610,873
117,226	Toll Holdings Ltd. (Transportation)	491,586
14,100	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	52,805
4,574	Wesfarmers Ltd. (Food & Staples Retailing)	138,202
4,803	Wesfarmers Ltd. (Price Protected Shares) (Food & Staples Retailing)	147,774
92,418	Westfield Group (REIT)	685,344
221,789	Westpac Banking Corp. (Banks)	4,295,001
14,044	Woodside Petroleum Ltd. (Energy)	435,135

		24,529,212

Belgium — 0.7%
988	Bekaert SA (Capital Goods)	40,224
20,626	Belgacom SA (Telecommunication Services)	620,759
3,161	Mobistar SA (Telecommunication Services)	180,452
5,396	Solvay SA (Materials)	508,093
19,860	Umicore SA (Materials)(a)	719,977

		2,069,505

Bermuda — 1.4%
150,802	Seadrill Ltd. (Energy)	4,164,591

China — 0.3%
1,278,000	Yangzijiang Shipbuilding Holdings Ltd. Class H (Capital Goods)	853,510

Shares	Description	Value
Common Stocks — (continued)
Denmark — 0.4%
12	A.P. Moller — Maersk A/S Class B (Transportation)	$70,490
8,184	Carlsberg A/S Class B (Food, Beverage & Tobacco)	484,978
3,703	Coloplast A/S Class B (Health Care Equipment & Services)	533,606
1,942	Pandora A/S (Consumer Durables & Apparel)	12,948
7,149	Vestas Wind Systems A/S (Capital Goods)*	115,859

		1,217,881

Finland — 1.4%
311,085	Nokia Oyj (Technology Hardware & Equipment)	1,759,114
98,248	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,978,332
21,135	Rautaruukki Oyj (Materials)(a)	211,939
10,600	Wartsila Oyj (Capital Goods)	251,520

		4,200,905

France — 7.8%
1,685	Air Liquide SA (Materials)	196,767
68,462	Alstom SA (Capital Goods)	2,255,036
100,638	AXA SA (Insurance)	1,309,288
6,795	BNP Paribas SA (Banks)	267,877
882	Bouygues SA (Capital Goods)	29,178
12,294	Cap Gemini SA (Software & Services)	408,758
17,082	Carrefour SA (Food & Staples Retailing)	388,991
7,955	Compagnie de Saint-Gobain SA (Capital Goods)	303,494
1,109	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	66,327
38,839	Credit Agricole SA (Banks)	267,108
209,563	France Telecom SA (Telecommunication Services)(a)	3,429,887
4,362	Klepierre (REIT)	122,273
37,680	Lafarge SA (Materials)	1,295,026
82,397	Natixis (Banks)	259,202
15,534	Neopost SA (Technology Hardware & Equipment)(a)	1,139,039
10,351	Peugeot SA (Automobiles & Components)	220,205
82,320	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(a)	5,414,747
13,462	Schneider Electric SA (Capital Goods)	720,427
8,523	Societe Generale SA (Banks)	223,113
44,808	Total SA (Energy)(a)	1,976,903
2,365	Unibail-Rodamco SE (REIT)	422,003
734	Vallourec SA (Capital Goods)	42,034
139,611	Vivendi SA (Telecommunication Services)(a)	2,842,470

		23,600,153

Germany — 7.1%
46,465	BASF SE (Materials)	2,832,760
43,914	Daimler AG (Registered) (Automobiles & Components)	1,953,051

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
25,866	Deutsche Boerse AG (Diversified Financials)	$1,304,070
184,773	Deutsche Post AG (Registered) (Transportation)	2,365,613
254,447	Deutsche Telekom AG (Registered) (Telecommunication Services)	2,986,663
36,498	E.ON AG (Utilities)	791,863
58,693	GEA Group AG (Capital Goods)	1,370,055
1,911	Hannover Rueckversicherung AG (Registered) (Insurance)	86,399
33,699	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	248,651
120,374	RWE AG (Utilities)	4,440,379
13,895	RWE AG Preference Shares (Utilities)(a)	480,378
10,612	Siemens AG (Registered) (Capital Goods)	954,766
13,148	Volkswagen AG Preference Shares (Automobiles & Components)	1,735,120

		21,549,768

Greece — 0.3%
83,957	OPAP SA (Consumer Services)	846,800

Hong Kong — 2.5%
42,000	AIA Group Ltd. (Insurance)	118,941
4,700	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	45,878
917,000	BOC Hong Kong Holdings Ltd. (Banks)	1,938,829
15,000	Cathay Pacific Airways Ltd. (Transportation)	24,480
59,000	Cheung Kong Holdings Ltd. (Real Estate)	639,597
51,000	CLP Holdings Ltd. (Utilities)	459,470
89,267	Esprit Holdings Ltd. (Retailing)	108,111
27,000	Hang Lung Group Ltd. (Real Estate)	137,573
47,000	Hang Lung Properties Ltd. (Real Estate)	139,840
35,000	Henderson Land Development Co. Ltd. (Real Estate)	157,136
83,930	Hong Kong & China Gas Co. Ltd. (Utilities)	188,919
34,600	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	501,902
12,500	Hopewell Holdings Ltd. (Real Estate)	35,865
77,000	Hutchison Whampoa Ltd. (Capital Goods)	569,834
1,000	Hysan Development Co. Ltd. (Real Estate)	3,030
15,000	Kerry Properties Ltd. (Real Estate)	47,878
214,000	Li & Fung Ltd. (Retailing)	357,077
47,500	MTR Corp. Ltd. (Transportation)	142,180
63,919	New World Development Ltd. (Real Estate)	61,118
3	Noble Group Ltd. (Capital Goods)	3
13,000	PCCW Ltd. (Telecommunication Services)	4,835
79,000	Power Assets Holdings Ltd. (Utilities)	604,422

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
43,200	Sands China Ltd. (Consumer Services)*	$101,074
14,000	Shangri-La Asia Ltd. (Consumer Services)	26,767
90,238	Sino Land Co. Ltd. (Real Estate)	119,169
101,000	SJM Holdings Ltd. (Consumer Services)	178,425
32,000	Sun Hung Kai Properties Ltd. (Real Estate)	367,104
12,000	Swire Pacific Ltd. Class A (Real Estate)	123,299
1	The Link REIT (REIT)	3
29,000	The Wharf Holdings Ltd. (Real Estate)	143,077
39,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	100,865

		7,446,701

Israel — 0.6%
69,348	Bank Leumi Le-Israel BM (Banks)	212,458
140,360	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	262,631
557	Delek Group Ltd. (Capital Goods)	84,445
20,211	Israel Chemicals Ltd. (Materials)	230,169
5,159	Partner Communications Co. Ltd. (Telecommunication Services)	48,887
27,735	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,032,297

		1,870,887

Italy — 2.1%
266,077	Enel SpA (Utilities)	1,174,521
157,197	Eni SpA (Energy)(a)	2,765,524
83,368	Fiat SpA (Automobiles & Components)	450,109
82,784	Finmeccanica SpA (Capital Goods)	572,800
198,481	Mediaset SpA (Media)	625,136
66,678	Parmalat SpA (Food, Beverage & Tobacco)	140,785
8,503	Prysmian SpA (Capital Goods)	111,707
538,083	Telecom Italia SpA (Telecommunication Services)	523,302
113,009	UniCredit SpA (Banks)	119,831

		6,483,715

Japan — 21.4%
38,100	AEON Credit Service Co. Ltd. (Diversified Financials)	586,141
1,200	Aisin Seiki Co. Ltd. (Automobiles & Components)	39,954
1,400	Alfresa Holdings Corp. (Health Care Equipment & Services)	58,534
75,000	Asahi Glass Co. Ltd. (Capital Goods)	732,242
1,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	41,522
3,600	Canon, Inc. (Technology Hardware & Equipment)	163,462
185,800	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	1,176,391
59,700	Chubu Electric Power Co., Inc. (Utilities)	1,118,130
45,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	465,350

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
49,000	Daiwa Securities Group, Inc. (Diversified Financials)	$182,979
72,000	Dowa Holdings Co. Ltd. (Materials)	400,703
1,700	East Japan Railway Co. (Transportation)	103,065
35,900	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,448,512
6,900	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*	43,157
48,000	Fujitsu Ltd. (Technology Hardware & Equipment)	226,361
69,000	Furukawa Electric Co. Ltd. (Capital Goods)	187,921
11,000	GS Yuasa Corp. (Capital Goods)	51,580
11,000	Hitachi Ltd. (Technology Hardware & Equipment)	54,605
156,800	Honda Motor Co. Ltd. (Automobiles & Components)	4,593,433
140	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	654,858
77,000	Kaneka Corp. (Materials)	435,581
62,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	128,938
11,300	Komatsu Ltd. (Capital Goods)	243,629
14,500	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	99,422
33,000	Kubota Corp. (Capital Goods)	269,117
43,400	Kyushu Electric Power Co., Inc. (Utilities)	697,781
26,400	Lawson, Inc. (Food & Staples Retailing)	1,494,376
47,200	Marui Group Co. Ltd. (Retailing)	354,877
2,400	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	113,887
28,400	Mitsubishi Corp. (Capital Goods)	578,214
12,000	Mitsubishi Electric Corp. (Capital Goods)	106,294
64,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,038,119
56,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	236,186
128,300	Mitsui & Co. Ltd. (Capital Goods)	1,858,461
58,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	97,401
19,000	Mitsui Fudosan Co. Ltd. (Real Estate)	300,147
13,200	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	88,260
3,387,300	Mizuho Financial Group, Inc. (Banks)	4,960,312
18,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	395,990
39,000	NEC Corp. (Technology Hardware & Equipment)*	79,230
2,000	NGK Insulators Ltd. (Capital Goods)	30,095
4,000	NGK Spark Plug Co. Ltd. (Automobiles & Components)	54,362
7,000	NHK Spring Co. Ltd. (Automobiles & Components)	61,851
38	Nippon Building Fund, Inc. (REIT)	393,388

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
322,000	Nippon Express Co. Ltd. (Transportation)	$1,373,487
35,300	Nippon Paper Group, Inc. (Materials)	939,834
292,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	653,300
368,000	Nippon Yusen Kabushiki Kaisha (Transportation)	998,172
102,500	Nissan Motor Co. Ltd. (Automobiles & Components)	906,924
31,000	NKSJ Holdings, Inc. (Insurance)	688,180
107,000	Nomura Holdings, Inc. (Diversified Financials)	390,219
58,000	NSK Ltd. (Capital Goods)	426,240
298,000	NTN Corp. (Capital Goods)	1,397,545
1,654	NTT DoCoMo, Inc. (Telecommunication Services)	3,013,669
36,400	Oracle Corp. Japan (Software & Services)	1,281,493
525,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	4,400,180
9,400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	490,349
27,800	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,504,264
96,000	Sekisui House Ltd. (Consumer Durables & Apparel)	899,552
14,300	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	400,831
3,500	Shin-Etsu Chemical Co. Ltd. (Materials)	171,688
23,500	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	167,017
60,200	Shiseido Co. Ltd. (Household & Personal Products)	1,167,494
43,700	Stanley Electric Co. Ltd. (Automobiles & Components)	660,347
17,000	Sumitomo Chemical Co. Ltd. (Materials)	65,595
102,300	Sumitomo Corp. (Capital Goods)	1,265,815
36,600	Sumitomo Electric Industries Ltd. (Capital Goods)	429,845
500,000	Sumitomo Metal Industries Ltd. (Materials)	1,036,334
20,000	Sumitomo Metal Mining Co. Ltd. (Materials)	264,805
56,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,577,833
8,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	153,784
1,600	Suzuken Co. Ltd. (Health Care Equipment & Services)	43,035
26,700	T&D Holdings, Inc. (Insurance)	251,554
62,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,964,266
171	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	176,755

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
10,000	The Japan Steel Works Ltd. (Capital Goods)	$59,649
5,100	The Kansai Electric Power Co., Inc. (Utilities)	88,135
85,600	Tohoku Electric Power Co., Inc. (Utilities)	1,185,942
8,300	Tokio Marine Holdings, Inc. (Insurance)	210,347
1,100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	49,896
12,000	Tokyo Tatemono Co. Ltd. (Real Estate)	36,519
127,000	TonenGeneral Sekiyu KK (Energy)	1,459,287
51,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	371,449
57,000	Toshiba Corp. (Technology Hardware & Equipment)	232,528
477,000	Tosoh Corp. (Materials)	1,494,694
3,300	Toyoda Gosei Co. Ltd. (Automobiles & Components)	62,833
5,300	Toyota Industries Corp. (Automobiles & Components)	154,571
17,500	Toyota Motor Corp. (Automobiles & Components)	599,886
14,850	USS Co. Ltd. (Retailing)	1,262,648
15,200	West Japan Railway Co. (Transportation)	651,564

		64,525,172

Luxembourg — 0.2%
1	APERAM (Materials)	14
44,379	ArcelorMittal (Materials)	709,035

		709,049

Mexico — 0.1%
14,795	Fresnillo PLC (Materials)	361,695

Netherlands — 6.1%
6,148	Akzo Nobel NV (Materials)	271,296
5,201	Corio NV (REIT)	239,645
69,825	Koninklijke Philips Electronics NV (Capital Goods)	1,252,798
55,418	PostNL NV (Transportation)	242,409
175,057	Royal Dutch Shell PLC Class A (Energy)(a)	5,398,520
145,809	Royal Dutch Shell PLC Class B (Energy)	4,536,807
206,467	Unilever NV CVA (Food, Beverage & Tobacco)	6,535,378

		18,476,853

Portugal — 0.2%
100,651	Brisa Auto-Estradas de Portugal SA (Transportation)	356,104
13,222	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	97,141

		453,245

Singapore — 1.3%
26,000	Ascendas Real Estate Investment Trust (REIT)	40,093
106,000	CapitaLand Ltd. (Real Estate)	197,776
19,000	City Developments Ltd. (Real Estate)	137,757

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
56,172	DBS Group Holdings Ltd. (Banks)	$503,698
162,000	Genting Singapore PLC (Consumer Services)*	188,105
82,000	Global Logistic Properties Ltd. (Real Estate)*	102,830
183,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	84,686
147,000	Hutchison Port Holdings Trust Class U (Transportation)	98,125
3,000	Jardine Cycle & Carriage Ltd. (Retailing)	95,328
3,000	Keppel Corp. Ltd. (Capital Goods)	17,593
20,000	Keppel Land Ltd. (Real Estate)	39,065
26,000	Olam International Ltd. (Food & Staples Retailing)	44,305
81,144	Oversea-Chinese Banking Corp. Ltd. (Banks)	500,106
12,000	Singapore Airlines Ltd. (Transportation)	103,895
24,000	Singapore Exchange Ltd. (Diversified Financials)	120,636
58,000	Singapore Press Holdings Ltd. (Media)	165,835
237,000	Singapore Telecommunications Ltd. (Telecommunication Services)	571,295
11,000	StarHub Ltd. (Telecommunication Services)	23,910
35,000	United Overseas Bank Ltd. (Banks)	450,057
22,000	UOL Group Ltd. (Real Estate)	69,337
57,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	226,818

		3,781,250

Spain — 3.6%
10,081	ACS Actividades de Construccion y Servicios SA (Capital Goods)	355,260
358,303	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,966,625
1	Banco Popular Espanol SA (Banks)	4
889,555	Banco Santander SA (Banks)(a)	7,272,909
11,569	Bankinter SA (Banks)	62,832
17,082	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)*	68,016
13,622	Indra Sistemas SA (Software & Services)	195,838

		10,921,484

Sweden — 2.3%
12,388	Atlas Copco AB Class A (Capital Goods)	219,274
6,690	Atlas Copco AB Class B (Capital Goods)	104,739
78,322	Boliden AB (Materials)	805,408
118,002	Electrolux AB Class B (Consumer Durables & Apparel)	1,735,328
7,235	Getinge AB Class B (Health Care Equipment & Services)	157,878
4,556	Hennes & Mauritz AB Class B (Retailing)	136,415
10,973	Industrivarden AB Class C (Diversified Financials)	114,895
22,966	Investor AB Class B (Diversified Financials)	404,146

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
5,959	Kinnevik Investment AB Class B (Diversified Financials)	$110,262
9,715	Ratos AB Class B (Diversified Financials)	111,528
27,556	Sandvik AB (Capital Goods)	317,534
19,418	Scania AB Class B (Capital Goods)	277,433
237,889	Securitas AB Class B (Commercial & Professional Services)	1,730,350
17,964	SKF AB Class B (Capital Goods)	338,479
5,110	SSAB AB Class A (Materials)	37,902
2,247	Swedish Match AB (Food, Beverage & Tobacco)	74,154
15,913	Volvo AB Class B (Capital Goods)	156,326

		6,832,051

Switzerland — 8.5%
140,752	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,682,244
12,671	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	763,481
141,599	Nestle SA (Registered) (Food, Beverage & Tobacco)(b)	7,795,408
41,135	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,643,801
86	Sika AG (Materials)	152,267
119,455	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	780,653
1,640	Syngenta AG (Registered) (Materials)*	426,184
58,662	Xstrata PLC (Materials)	740,766
22,039	Zurich Financial Services AG (Insurance)*	4,590,822

		25,575,626

United Kingdom — 16.7%
16,699	Anglo American PLC (Materials)	574,630
4,892	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	217,104
551,032	Aviva PLC (Insurance)	2,591,435
450,421	BAE Systems PLC (Capital Goods)	1,860,312
141,018	Balfour Beatty PLC (Capital Goods)	557,814
766,784	Barclays PLC (Banks)	1,880,429
112,934	BHP Billiton PLC (Materials)(a)(b)	3,016,911
96,918	BP PLC ADR (Energy)(a)	3,495,846
86,793	British American Tobacco PLC (Food, Beverage & Tobacco)(b)	3,664,861
1	British Land Co. PLC (REIT)	7
10,965	Bunzl PLC (Capital Goods)	130,663
3,403,546	Cable & Wireless Worldwide PLC (Telecommunication Services)	1,633,083
34,431	Eurasian Natural Resources Corp. PLC (Materials)	305,153
146,388	Firstgroup PLC (Transportation)	727,765
158,303	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	6,536,331
359,329	Home Retail Group PLC (Retailing)	624,447
527,154	HSBC Holdings PLC (Banks)	4,037,634

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
180,356	ICAP PLC (Diversified Financials)	$1,149,609
7,484	Kazakhmys PLC (Materials)	91,425
43,275	Land Securities Group PLC (REIT)	430,092
57,494	Man Group PLC (Diversified Financials)	148,724
330,988	National Grid PLC (Utilities)	3,280,755
57,434	Pearson PLC (Media)	1,013,085
2,206	Reckitt Benckiser Group PLC (Household & Personal Products)	111,774
83,642	Reed Elsevier PLC (Media)	640,364
57,593	Rio Tinto PLC (Materials)	2,554,142
15,758	Scottish & Southern Energy PLC (Utilities)	316,218
58,875	Segro PLC (REIT)	200,839
41,015	Standard Chartered PLC (Banks)	818,289
108,358	The Sage Group PLC (Software & Services)	429,749
10,195	The Weir Group PLC (Capital Goods)	243,581
694,546	Thomas Cook Group PLC (Consumer Services)	428,110
112,564	TUI Travel PLC (Consumer Services)	259,630
111,821	Unilever PLC (Food, Beverage & Tobacco)(b)	3,502,696
3,233	Vedanta Resources PLC (Materials)	54,956
111,584	Vodafone Group PLC ADR (Telecommunication Services)(a)(b)	2,862,130

		50,390,593

TOTAL COMMON STOCKS		$280,860,646

		Expiration
Units	Description	Month	Value
Right* — 0.0%
Spain — 0.0%
358,303	Banco Bilbao Vizcaya Argentaria SA (Banks)	10/11	$52,804

TOTAL INVESTMENTS — 93.1%			$280,913,450

OTHER ASSETS IN EXCESS OF LIABILITIES — 6.9%			20,739,693

NET ASSETS — 100.0%			$301,653,143

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is held as collateral for call options written.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	384	December 2011	$11,091,844	$616,879
FTSE 100 Index	66	December 2011	5,239,163	(69,909)
TSE TOPIX Index	50	December 2011	4,910,541	36,661

TOTAL				$583,631

WRITTEN OPTIONS CONTRACTS — At September 30, 2011, the Fund had outstanding written options as follows:

	Exercise	Number of	Expiration
Call Options	Rate	Contracts	Month	Value

Dow Jones EURO STOXX 50 Index	EUR 2,200	960	December 2011	$(1,722,168)
FTSE 100 Index	GBP 5,400	229	December 2011	(533,868)
Nikkei-225 Stock Average	JPY 9,000	229	December 2011	(771,944)

Total (Premiums Received $3,492,647)		1,418		$(3,027,980)

For the period ended September 30, 2011, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2010	1,323	$(2,415,680)

Contracts written	5,436	(10,795,906)
Contracts expired	(5,341)	9,718,939

Contracts Outstanding September 30, 2011	1,418	$(3,492,647)

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$346,996,697

Gross unrealized gain	6,387,550
Gross unrealized loss	(72,470,797)

Net unrealized security loss	$(66,083,247)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.7%
Automobiles & Components — 0.5%
14,371	Dana Holding Corp.*	$150,896
7,351	Federal-Mogul Corp.*	108,427
32,193	TRW Automotive Holdings Corp.*	1,053,677

		1,313,000

Banks — 1.1%
3,889	BankUnited, Inc.	80,736
7,227	First Republic Bank*	167,377
64,841	International Bancshares Corp.	852,659
2,639	M&T Bank Corp.	184,466
10,063	PNC Financial Services Group, Inc.	484,936
27,496	SunTrust Banks, Inc.	493,553
31,159	Wells Fargo & Co.	751,555

		3,015,282

Capital Goods — 6.7%
20,396	Applied Industrial Technologies, Inc.	553,955
35,513	Astec Industries, Inc.*	1,039,821
2,278	BE Aerospace, Inc.*	75,425
6,438	Cubic Corp.	251,533
14,914	Curtiss-Wright Corp.	429,971
27,718	Danaher Corp.	1,162,493
5,859	Dover Corp.	273,029
2,679	Emerson Electric Co.	110,669
3,526	Esterline Technologies Corp.*	182,788
35,057	General Cable Corp.*	818,581
5,893	General Dynamics Corp.	335,253
18,364	General Electric Co.	279,867
18,439	Honeywell International, Inc.	809,656
12,083	II-VI, Inc.*	211,452
23,391	Illinois Tool Works, Inc.	973,066
3,679	Ingersoll-Rand PLC	103,343
1	John Bean Technologies Corp.	14
17,625	L-3 Communications Holdings, Inc.	1,092,221
16,887	Lockheed Martin Corp.	1,226,672
30,253	Lydall, Inc.*	269,252
21,941	Miller Industries, Inc.	380,676
17,178	MSC Industrial Direct Co. Class A	969,870
35,060	Northrop Grumman Corp.	1,828,730
3,900	Pall Corp.	165,360
7,244	Parker Hannifin Corp.	457,314
3,621	Tyco International Ltd.	147,556
12,043	United Technologies Corp.	847,345
9,878	W.W. Grainger, Inc.	1,477,156
31,687	Watsco, Inc.	1,619,206

		18,092,274

Commercial & Professional Services — 0.3%
8,443	Cintas Corp.	237,586
13,282	Copart, Inc.*	519,592
5,392	Manpower, Inc.	181,279

		938,457

Consumer Durables & Apparel — 0.5%
1,433	Columbia Sportswear Co.	66,491
20,149	Harman International Industries, Inc.	575,859
14,662	Polaris Industries, Inc.	732,660

		1,375,010

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — 1.1%
17,820	Apollo Group, Inc. Class A*	$705,850
8,981	Bridgepoint Education, Inc.*(a)	156,629
2,979	ITT Educational Services, Inc.*(a)	171,531
7,432	Regis Corp.	104,717
8,533	Texas Roadhouse, Inc.	112,806
11,836	Weight Watchers International, Inc.	689,447
21,647	Yum! Brands, Inc.	1,069,145

		3,010,125

Diversified Financials — 3.9%
44,291	Advance America Cash Advance Centers, Inc.	325,982
736	BlackRock, Inc.	108,935
15,901	Capital One Financial Corp.	630,157
6,358	Cash America International, Inc.	325,275
14,706	CBOE Holdings, Inc.	359,856
7,992	Citigroup, Inc.	204,755
15,207	CME Group, Inc.	3,747,005
30,144	Discover Financial Services	691,503
9,055	Eaton Vance Corp.	201,655
4,324	Financial Engines, Inc.*	78,308
9,668	Franklin Resources, Inc.	924,648
15,542	JPMorgan Chase & Co.	468,125
17,702	Leucadia National Corp.	401,481
19,622	Moody’s Corp.	597,490
7,553	MSCI, Inc. Class A*	229,082
4,351	PHH Corp.*	69,964
1,081	Portfolio Recovery Associates, Inc.*	67,260
8,322	SEI Investments Co.	127,992
50,289	The Bank of New York Mellon Corp.	934,873

		10,494,346

Energy — 10.1%
6,268	Basic Energy Services, Inc.*	88,755
33,520	Chevron Corp.	3,101,270
79,883	Complete Production Services, Inc.*	1,505,795
117,959	ConocoPhillips	7,469,164
2,048	Contango Oil & Gas Co.*	112,046
44,152	CVR Energy, Inc.*	933,373
5,952	Delek US Holdings, Inc.	67,079
6,485	Devon Energy Corp.	359,528
18,501	Dril-Quip, Inc.*	997,389
36,624	Exterran Holdings, Inc.*	355,985
13,454	Exxon Mobil Corp.	977,164
40,821	Helix Energy Solutions Group, Inc.*	534,755
14,993	Hess Corp.	786,533
35,455	HollyFrontier Corp.	929,630
17,575	Marathon Oil Corp.	379,269
24,021	Marathon Petroleum Corp.	650,008
20,273	Oasis Petroleum, Inc.*	452,696
1,522	Occidental Petroleum Corp.	108,823
5,671	Spectra Energy Corp.	139,110
6,564	Sunoco, Inc.	203,550
2,150	Targa Resources Corp.	63,962
307,275	Valero Energy Corp.	5,463,350
34,312	W&T Offshore, Inc.	472,133

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
103,333	Western Refining, Inc.*(a)	$1,287,529

		27,438,896

Food & Staples Retailing — 1.5%
44,471	SUPERVALU, Inc.(a)	296,177
21,878	The Kroger Co.	480,441
98,691	Walgreen Co.	3,245,947
12,844	Winn-Dixie Stores, Inc.*	76,036

		4,098,601

Food, Beverage & Tobacco — 7.8%
10,619	Boston Beer Co., Inc. Class A*(a)	772,001
6,305	Bunge Ltd.	367,518
7,596	Campbell Soup Co.	245,883
38,185	Dean Foods Co.*	338,701
19,221	Dr. Pepper Snapple Group, Inc.	745,390
3,139	Hormel Foods Corp.	84,816
15,769	Lancaster Colony Corp.	962,067
115,773	Lorillard, Inc.	12,816,071
45,981	Philip Morris International, Inc.	2,868,295
5,540	Reynolds American, Inc.	207,639
17,355	Smithfield Foods, Inc.*	338,423
82,217	Tyson Foods, Inc. Class A	1,427,287

		21,174,091

Health Care Equipment & Services — 4.2%
19,809	Align Technology, Inc.*	300,503
1,970	Becton, Dickinson and Co.	144,440
114,032	Boston Scientific Corp.*	673,929
7,596	Centene Corp.*	217,777
9,552	Coventry Health Care, Inc.*	275,193
44,585	DENTSPLY International, Inc.	1,368,314
41,596	Health Net, Inc.*	986,241
9,297	Hologic, Inc.*	141,407
35,647	Humana, Inc.	2,592,606
10,832	Lincare Holdings, Inc.	243,720
15,362	Magellan Health Services, Inc.*	741,985
24,891	Masimo Corp.	538,890
12,408	McKesson Corp.	902,062
28,857	Molina Healthcare, Inc.*	445,552
34,103	WellCare Health Plans, Inc.*	1,295,232
8,914	Zimmer Holdings, Inc.*	476,899

		11,344,750

Household & Personal Products — 2.7%
1,907	Church & Dwight Co., Inc.	84,289
23,396	Colgate-Palmolive Co.	2,074,757
4,214	Herbalife Ltd.	225,870
78,119	The Procter & Gamble Co.	4,935,559

		7,320,475

Insurance — 3.7%
13,416	American Financial Group, Inc.	416,835
95,065	Berkshire Hathaway, Inc. Class B*	6,753,418
29,314	CNO Financial Group, Inc.*	158,589
53,478	Loews Corp.	1,847,665
27,450	Symetra Financial Corp.	223,717
6,429	The Travelers Companies, Inc.	313,285
10,305	Unum Group	215,993

		9,929,502

Shares	Description	Value
Common Stocks — (continued)
Materials — 4.3%
4,577	Airgas, Inc.	$292,104
38,452	CF Industries Holdings, Inc.	4,744,592
2,092	Compass Minerals International, Inc.	139,704
24,689	Freeport-McMoRan Copper & Gold, Inc.	751,780
13,195	Hecla Mining Co.*	70,725
4,409	Intrepid Potash, Inc.*	109,652
80,124	Kraton Performance Polymers, Inc.*	1,296,406
3,252	LSB Industries, Inc.*	93,235
18,437	Newmont Mining Corp.	1,159,687
5,678	OM Group, Inc.*	147,458
6,088	Silgan Holdings Inc.	223,673
2,519	Southern Copper Corp.	62,950
14,199	The Dow Chemical Co.	318,909
12,133	The Scotts Miracle-Gro Co. Class A	541,132
12,221	The Sherwin-Williams Co.	908,265
43,088	Titanium Metals Corp.	645,458
9,657	TPC Group, Inc.*	193,913

		11,699,643

Media — 4.1%
4,539	AMC Networks, Inc. Class A*	145,021
18,156	Cablevision Systems Corp. Class A	285,594
9,569	Cinemark Holdings, Inc.	180,663
72,873	DIRECTV Class A*	3,078,884
99,178	DISH Network Corp. Class A*	2,485,401
7,622	Liberty Global, Inc. Class A*	275,764
16,609	Live Nation Entertainment, Inc.*	133,038
8,974	Regal Entertainment Group Class A	105,355
11,127	The Madison Square Garden Co. Class A*	253,695
12,117	The Walt Disney Co.	365,449
93,927	Time Warner, Inc.	2,814,992
44,957	Virgin Media, Inc.	1,094,703

		11,218,559

Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
80,730	Amgen, Inc.(b)	4,436,113
3,044	Cephalon, Inc.*	245,651
5,464	Charles River Laboratories International, Inc.*	156,380
7,242	Covance, Inc.*	329,149
5,440	Cubist Pharmaceuticals, Inc.*	192,141
174,377	Eli Lilly & Co.	6,446,718
16,388	Forest Laboratories, Inc.*	504,586
64,561	Gilead Sciences, Inc.*	2,504,967
10,009	Jazz Pharmaceuticals, Inc.*	415,574
47,586	Johnson & Johnson	3,031,704
67,978	Merck & Co., Inc.	2,223,560
90,020	Pfizer, Inc.	1,591,554
5,574	Questcor Pharmaceuticals, Inc.*	151,947
13,220	Viropharma, Inc.*	238,885
13,850	Warner Chilcott PLC Class A*	198,055

		22,666,984

Real Estate — 4.4%
39,544	Annaly Capital Management, Inc. (REIT)	657,617

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
1,003	AvalonBay Communities, Inc. (REIT)	$114,392
5,807	Equity Lifestyle Properties, Inc. (REIT)	364,099
852	Essex Property Trust, Inc. (REIT)	102,274
3,217	Federal Realty Investment Trust (REIT)	265,113
1,841	Jones Lang LaSalle, Inc.	95,382
3,176	Plum Creek Timber Co., Inc. (REIT)	110,239
5,212	Post Properties, Inc. (REIT)	181,065
44,310	ProLogis, Inc. (REIT)	1,074,517
36,121	Rayonier, Inc. (REIT)	1,328,892
63,322	Simon Property Group, Inc. (REIT)	6,964,154
39,857	Two Harbors Investment Corp. (REIT)	351,937
5,534	Vornado Realty Trust (REIT)	412,947

		12,022,628

Retailing — 4.2%
13,445	99 Cents Only Stores*	247,657
7,235	Barnes & Noble, Inc.(a)	85,590
25,575	Best Buy Co., Inc.	595,898
21,368	Big Lots, Inc.*	744,247
27,646	Cabela’s, Inc.*	566,467
7,930	Dick’s Sporting Goods, Inc.*	265,338
10,297	Dillard’s, Inc. Class A	447,714
12,444	Dollar Tree, Inc.*	934,669
19,287	Express, Inc.	391,333
32,885	Family Dollar Stores, Inc.	1,672,531
13,892	Foot Locker, Inc.	279,090
4,961	GNC Holdings, Inc. Class A*	99,815
5,346	Group 1 Automotive, Inc.	190,050
2,082	Hibbett Sports, Inc.*	70,559
41,432	Limited Brands, Inc.	1,595,546
1,634	Netflix, Inc.*	184,903
5,564	Rue21, Inc.*(a)	126,247
39,065	Saks, Inc.*(a)	341,819
6,162	Signet Jewelers Ltd.*	208,276
6,616	Sonic Automotive, Inc. Class A	71,387
1,517	Target Corp.	74,394
6,905	The Buckle, Inc.(a)	265,566
20,469	Ulta Salon Cosmetics & Fragrance, Inc.*	1,273,786
9,830	Vitamin Shoppe, Inc.*	368,035
9,078	Zumiez, Inc.*	158,956

		11,259,873

Semiconductors & Semiconductor Equipment — 2.3%
14,528	Altera Corp.	458,068
55,188	Applied Materials, Inc.	571,196
19,392	Integrated Device Technology, Inc.*	99,869
170,444	Intel Corp.	3,635,571
93,436	Lattice Semiconductor Corp.*	490,539
15,885	Micrel, Inc.	150,431
24,398	Silicon Image, Inc.*	143,216
28,090	Texas Instruments, Inc.	748,598

		6,297,488

Software & Services — 11.3%
85,293	Accenture PLC Class A	4,493,235
168,523	Activision Blizzard, Inc.	2,005,424
18,827	Amdocs Ltd.*	510,588
7,866	AOL, Inc.*	94,392

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
5,683	Autodesk, Inc.*	$157,874
2,270	BMC Software, Inc.*	87,531
3,418	Cardtronics, Inc.*	78,341
16,435	Citrix Systems, Inc.*	896,200
10,965	Computer Sciences Corp.	294,410
20,591	Fidelity National Information Services, Inc.	500,773
7,348	Google, Inc. Class A*	3,779,664
34,022	Intuit, Inc.*	1,614,004
8,899	Lender Processing Services, Inc.	121,827
7,400	Mantech International Corp. Class A	232,212
4,183	MAXIMUS, Inc.	145,987
12,637	Mentor Graphics Corp.*	121,568
279,023	Microsoft Corp.	6,944,882
13,249	NeuStar, Inc. Class A*	333,080
214,176	Oracle Corp.	6,155,418
2,788	QLIK Technologies, Inc.*	60,388
11,655	RealNetworks, Inc.	98,252
6,456	Sapient Corp.	65,464
7,659	TeleTech Holdings, Inc.*	116,723
26,755	VeriFone Systems, Inc.*	936,960
25,344	VeriSign, Inc.	725,092
880	Visa, Inc. Class A	75,434

		30,645,723

Technology Hardware & Equipment — 5.7%
70,010	Cisco Systems, Inc.	1,084,455
183,249	Dell, Inc.*	2,592,973
31,644	EchoStar Corp. Class A*	715,471
12,412	Electronics for Imaging, Inc.*	167,190
2,250	Harris Corp.	76,883
178,285	Hewlett-Packard Co.	4,002,498
36,437	Ingram Micro, Inc. Class A*	587,729
3,435	Juniper Networks, Inc.*	59,288
3,901	Lexmark International, Inc. Class A*	105,444
1	Motorola Solutions, Inc.	42
31,649	National Instruments Corp.	723,496
53,525	NetApp, Inc.*	1,816,638
4,699	Plantronics, Inc.	133,687
22,660	Riverbed Technology, Inc.*	452,294
8,951	Seagate Technology PLC	92,016
29,274	Silicon Graphics International Corp.*(a)	348,946
8,136	Synaptics, Inc.*	194,450
179,712	Vishay Intertechnology, Inc.*	1,502,392
1	Vishay Precision Group, Inc.*	13
36,553	Western Digital Corp.*	940,143

		15,596,048

Telecommunication Services — 2.4%
191,360	AT&T, Inc.(b)	5,457,587
1	Frontier Communications Corp.	6
10,084	Leap Wireless International, Inc.*	69,580
29,908	Sprint Nextel Corp.*	90,920
21,542	Telephone & Data Systems, Inc.	457,767
29,244	USA Mobility, Inc.	386,021

		6,461,881

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Transportation — 2.4%
20,044	Alaska Air Group, Inc.*	$1,128,277
5,580	Allegiant Travel Co.*	262,986
5,154	C.H. Robinson Worldwide, Inc.	352,894
10,248	Copa Holdings SA Class A	627,895
2,506	Expeditors International of Washington, Inc.	101,618
31,200	FedEx Corp.	2,111,616
29,998	Heartland Express, Inc.	406,773
61,416	SkyWest, Inc.	706,898
5,115	Union Pacific Corp.	417,742
23,196	Werner Enterprises, Inc.	483,173

		6,599,872

Utilities — 5.1%
69,211	Ameren Corp.	2,060,411
8,883	American Electric Power Co., Inc.	337,732
3,201	Avista Corp.	76,344
159,019	Duke Energy Corp.	3,178,790
5,173	El Paso Electric Co.	166,002
7,257	Entergy Corp.	481,067
3,856	Integrys Energy Group, Inc.	187,479
3,486	New Jersey Resources Corp.	148,399
6,457	Northeast Utilities	217,278
8,423	NorthWestern Corp.	269,031
3,221	NRG Energy, Inc.*	68,317
7,401	PG&E Corp.	313,136
39,336	PNM Resources, Inc.	646,290
1,782	Portland General Electric Co.	42,216
60,935	Sempra Energy	3,138,152
54,370	Southern Co.	2,303,657
1,883	Southwest Gas Corp.	68,108

		13,702,409

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$267,715,917

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 1.1%
Goldman Sachs Financial Square Money Market Fund — FST Shares
2,951,675	0.172%	$2,951,675

TOTAL INVESTMENTS — 99.8%		$270,667,592

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		454,984

NET ASSETS — 100.0%		$271,122,576

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Represents an affiliated issuer.

(d) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell 2000 Mini Index	3	December 2011	$192,450	$(13,754)
S&P 500 E-mini Index	45	December 2011	2,533,500	(160,419)

TOTAL				$(174,173)

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$287,398,129

Gross unrealized gain	11,409,807
Gross unrealized loss	(28,140,344)

Net unrealized security loss	$(16,730,537)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 95.6%
Australia — 7.4%
1,155	Ansell Ltd. (Health Care Equipment & Services)	$14,444
2,151	Aquila Resources Ltd. (Energy)*	10,084
8,865	Australand Property Group (REIT)	19,494
65,617	Australia & New Zealand Banking Group Ltd. (Banks)	1,217,930
65,783	BHP Billiton Ltd. (Materials)	2,178,105
13,729	Brambles Ltd. (Commercial & Professional Services)	84,636
58,029	Charter Hall Group (REIT)	93,117
151	Coal & Allied Industries Ltd. (Energy)	17,974
28,816	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	330,112
263,389	Dexus Property Group (REIT)	207,608
20,726	Echo Entertainment Group Ltd. (Consumer Services)*	73,207
28,750	Foster’s Group Ltd. (Food, Beverage & Tobacco)	145,986
152,776	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	70,025
142,583	GPT Group (REIT)	428,853
36,879	Incitec Pivot Ltd. (Materials)	114,262
33,055	Insurance Australia Group Ltd. (Insurance)	95,688
44,365	Linc Energy Ltd. (Energy)*	80,005
35,704	Metcash Ltd. (Food & Staples Retailing)	140,747
21,675	National Australia Bank Ltd. (Banks)	460,406
12,764	New Hope Corp. Ltd. (Energy)	65,800
20,357	OZ Minerals Ltd. (Materials)	181,356
257,665	QR National Ltd. (Transportation)	779,168
28,527	Ramelius Resources Ltd. (Materials)	39,038
1,622	Rio Tinto Ltd. (Materials)	95,006
8,974	Santos Ltd. (Energy)	97,120
11,809	Spotless Group Ltd. (Commercial & Professional Services)	20,230
9,966	TABCORP Holdings Ltd. (Consumer Services)	24,558
228,650	Tatts Group Ltd. (Consumer Services)	489,199
27,516	Telstra Corp. Ltd. (Telecommunication Services)	81,949
67,912	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	254,330
12,048	Western Areas NL (Materials)	49,308
112,903	Westpac Banking Corp. (Banks)	2,186,396
13,838	Woodside Petroleum Ltd. (Energy)	428,753

		10,574,894

Austria — 0.1%
13,758	Intercell AG (Pharmaceuticals, Biotechnology & Life Sciences)*	37,805
5,708	Oesterreichische Post AG (Transportation)	162,335

		200,140

Belgium — 0.9%
12,257	Delhaize Group SA (Food & Staples Retailing)	716,534
8,811	KBC Groep NV (Banks)	203,277

Shares	Description	Value
Common Stocks — (continued)
Belgium — (continued)
2,574	Mobistar SA (Telecommunication Services)	$146,942
1,895	Tessenderlo Chemie NV (Materials)	51,614
3,444	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	146,772

		1,265,139

Bermuda — 0.2%
80,655	Aquarius Platinum Ltd. (Materials)	226,314
400	Jardine Matheson Holdings Ltd. (Capital Goods)	18,181
28,000	People’s Food Holdings Ltd. (Food, Beverage & Tobacco)*	13,760

		258,255

Canada — 0.0%
10,464	Teranga Gold Corp. (Materials)*	21,390

China — 0.1%
288,000	Evergrande Real Estate Group Ltd. (Real Estate)	88,021
5,000	Shimao Property Holdings Ltd. (Real Estate)	3,756
154,500	Soho China Ltd. (Real Estate)	97,544

		189,321

Denmark — 1.1%
15	A.P. Moller — Maersk A/S Class A (Transportation)	83,960
4,159	Carlsberg A/S Class B (Food, Beverage & Tobacco)	246,459
12,504	H Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)	237,948
7,367	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	734,742
29,851	TDC A/S (Telecommunication Services)	243,873

		1,546,982

Finland — 0.8%
2,239	Kesko Oyj Class B (Food & Staples Retailing)	68,888
121,716	Nokia Oyj (Technology Hardware & Equipment)	688,276
12,400	Sampo Oyj Class A (Insurance)	311,457
2,247	Wartsila Oyj (Capital Goods)	53,317

		1,121,938

France — 8.4%
26,092	Alcatel-Lucent (Technology Hardware & Equipment)*	75,654
54,660	AXA SA (Insurance)	711,120
38,948	BNP Paribas SA (Banks)	1,535,433
5,691	Bouygues SA (Capital Goods)(a)	188,266
3,783	Carrefour SA (Food & Staples Retailing)	86,146
1,353	CFAO SA (Retailing)	48,422
4,081	Christian Dior SA (Consumer Durables & Apparel)	456,917

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
12,086	Compagnie de Saint-Gobain (Capital Goods)	$461,097
626	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	37,440
10,269	Credit Agricole SA (Banks)	70,623
703	Esso S.A.F. (Energy)	64,917
45,099	France Telecom SA (Telecommunication Services)	738,129
1,708	Gecina SA (REIT)	149,295
1,744	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	52,482
3,404	L’Oreal SA (Household & Personal Products)	332,069
19,839	Renault SA (Automobiles & Components)	657,136
2,205	Safran SA (Capital Goods)	67,453
5,787	Schneider Electric SA (Capital Goods)	309,695
7,216	Societe Generale SA (Banks)	188,899
64,678	Total SA (Energy)	2,853,556
1,258	Unibail-Rodamco SE (REIT)	224,473
3,246	Valeo SA (Automobiles & Components)	136,446
27,104	Veolia Environnement SA (Utilities)	395,829
108,179	Vivendi SA (Telecommunication Services)	2,202,517

		12,044,014

Germany — 7.4%
7,148	Adidas AG (Registered) (Consumer Durables & Apparel)	434,998
837	Allianz SE (Registered) (Insurance)	78,451
29,255	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,614,404
4,727	Carl Zeiss Meditec AG (Health Care Equipment & Services)	83,636
10,214	Celesio AG (Health Care Equipment & Services)	134,411
1,050	Cewe Color Holding AG (Commercial & Professional Services)	39,906
13,298	Daimler AG (Registered) (Automobiles & Components)	591,421
33,383	Deutsche Post AG (Registered) (Transportation)	427,396
9,756	Deutsche Telekom AG (Registered) (Telecommunication Services)	114,515
7,980	Douglas Holding AG (Retailing)(a)	313,199
1,293	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	123,701
130,372	E.ON AG (Utilities)	2,828,558
34,764	Freenet AG (Telecommunication Services)	406,091
2,907	Hannover Rueckversicherung AG (Registered) (Insurance)	131,430
17,709	Henkel AG & Co. KGaA (Household & Personal Products)	776,141
13,648	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	725,693

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
28,199	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	$208,069
5,071	Lanxess AG (Materials)	243,255
2,165	Leoni AG (Automobiles & Components)	69,401
1,814	MAN SE (Capital Goods)	140,615
1,527	RWE AG (Utilities)	56,328
3,352	Siemens AG (Registered) (Capital Goods)	301,581
87,203	TUI AG (Consumer Services)*	448,328
18,613	United Internet AG (Registered) (Software & Services)	314,642
876	Volkswagen AG (Automobiles & Components)	107,931

		10,714,101

Greece — 0.0%
2,940	Coca Cola Hellenic Bottling Co. SA (Food, Beverage & Tobacco)*	51,816

Hong Kong — 2.5%
103,600	AIA Group Ltd. (Insurance)	293,389
30,000	Allied Properties HK Ltd. (Diversified Financials)	4,026
105,500	BOC Hong Kong Holdings Ltd. (Banks)	223,061
10,000	Cafe de Coral Holdings Ltd. (Consumer Services)	23,715
82,000	Champion REIT (REIT)	31,326
13,000	Cheung Kong Holdings Ltd. (Real Estate)	140,928
67,000	CLP Holdings Ltd. (Utilities)	603,617
1,800	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	15,315
26,000	Dickson Concepts International Ltd. (Retailing)	12,531
35,951	Esprit Holdings Ltd. (Retailing)	43,540
22,000	First Pacific Co. Ltd. (Diversified Financials)	19,418
4,000	Guoco Group Ltd. (Diversified Financials)	36,739
150,000	GZI Real Estate Investment Trust (REIT)	64,673
1,000	Hang Lung Group Ltd. (Real Estate)	5,095
6,000	Hang Lung Properties Ltd. (Real Estate)	17,852
9,600	Hang Seng Bank Ltd. (Banks)	112,461
3,240	Hong Kong & China Gas Co. Ltd. (Utilities)	7,293
7,100	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	102,991
1,000	Hongkong Land Holdings Ltd. (Real Estate)	4,431
11,000	Hopewell Holdings Ltd. (Real Estate)	31,562
108,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	37,689
41,000	Hutchison Whampoa Ltd. (Capital Goods)	303,418
31,794	Hysan Development Co. Ltd. (Real Estate)	96,323

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
3,000	Kerry Properties Ltd. (Real Estate)	$9,576
10,000	MIN XIN Holdings Ltd. (Diversified Financials)	4,192
15,500	MTR Corp. Ltd. (Transportation)	46,396
105,798	Noble Group Ltd. (Capital Goods)	105,551
148,000	Pacific Century Premium Developments Ltd. (Real Estate)*	19,247
17,500	Power Assets Holdings Ltd. (Utilities)	133,891
14,000	Public Financial Holdings Ltd. (Diversified Financials)	5,376
35,000	SJM Holdings Ltd. (Consumer Services)	61,830
4,000	Sun Hung Kai Properties Ltd. (Real Estate)	45,888
17,000	Sunlight Real Estate Investment Trust (REIT)	4,378
42,500	Swire Pacific Ltd. Class A (Real Estate)	436,683
5,000	Swire Pacific Ltd. Class B (Real Estate)	10,258
6,000	Television Broadcasts Ltd. (Media)	32,730
6,400	The Bank of East Asia Ltd. (Banks)	19,656
62,000	Wheelock & Co. Ltd. (Real Estate)	183,441
88,400	Wynn Macau Ltd. (Consumer Services)	209,050
2,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	5,173

		3,564,709

Ireland — 0.6%
14,485	Kerry Group PLC Class A (Food, Beverage & Tobacco)	508,444
34,082	WPP PLC (Media)	315,685

		824,129

Israel — 0.6%
13,747	Bank Hapoalim BM (Banks)	47,464
17,905	Bank Leumi Le-Israel BM (Banks)	54,855
27,690	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	51,811
963	Israel Chemicals Ltd. (Materials)	10,967
8,661	Makhteshim-Agan Industries Ltd. (Materials)*	47,440
4,469	Mizrahi Tefahot Bank Ltd. (Banks)	36,710
1,511	NICE Systems Ltd. ADR (Software & Services)*	45,859
1,313	Partner Communications Co. Ltd. (Telecommunication Services)	12,442
15,499	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	576,873
57	The Israel Corp. Ltd. (Materials)	36,499

		920,920

Italy — 2.3%
20,568	Benetton Group SpA (Consumer Durables & Apparel)(a)	117,615
167,287	Enel SpA (Utilities)	738,441
33,915	Eni SpA (Energy)	596,658
65,685	Fiat SpA (Automobiles & Components)	354,637
58,339	Finmeccanica SpA (Capital Goods)	403,660

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
290,372	Parmalat SpA (Food, Beverage & Tobacco)	$613,094
5,380	Safilo Group SpA (Consumer Durables & Apparel)*	41,906
477,652	Telecom Italia SpA (Telecommunication Services)	513,937

		3,379,948

Japan — 22.1%
1,900	ABC-Mart, Inc. (Retailing)	73,036
5,200	Adeka Corp. (Materials)	55,740
8,200	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	62,816
65,000	Amada Co. Ltd. (Capital Goods)	427,570
900	Amuse, Inc. (Media)	12,240
5,800	AOC Holdings, Inc. (Energy)	32,546
4,600	AOKI Holdings, Inc. (Retailing)	70,510
1,700	Arc Land Sakamoto Co. Ltd. (Retailing)	33,693
54,000	Asahi Glass Co. Ltd. (Capital Goods)	527,214
45,000	Asahi Kasei Corp. (Materials)	269,691
2,900	ASKUL Corp. (Retailing)	41,474
22,300	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	841,756
1,600	Avex Group Holdings, Inc. (Media)	19,537
25,000	Bando Chemical Industries Ltd. (Capital Goods)	94,958
9,800	Brother Industries Ltd. (Technology Hardware & Equipment)	115,137
135	Central Japan Railway Co. (Transportation)	1,178,118
2,100	Chubu Electric Power Co., Inc. (Utilities)	39,331
51,500	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	565,995
18,100	Daito Trust Construction Co. Ltd. (Real Estate)	1,659,392
21,000	Denki Kagaku Kogyo KK (Materials)	80,064
4	Dr. Ci:Labo Co. Ltd. (Household & Personal Products)	25,823
3,300	DTS Corp. (Software & Services)	41,155
5,700	East Japan Railway Co. (Transportation)	345,572
243	Faith, Inc. (Software & Services)	23,676
1,400	F-Tech, Inc. (Automobiles & Components)	17,614
108,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	634,122
143	Fuji Media Holdings, Inc. (Media)	205,594
27,100	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	629,818
17,000	Fujitsu Ltd. (Technology Hardware & Equipment)	80,169
76,000	Fukuoka Financial Group, Inc. (Banks)	317,998
1,700	Gurunavi, Inc. (Software & Services)	21,637
124,000	Hitachi Ltd. (Technology Hardware & Equipment)	615,544
4,300	Hokuriku Electric Power Co. (Utilities)	79,343

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
65,500	Honda Motor Co. Ltd. (Automobiles & Components)	$1,918,813
2,700	House Foods Corp. (Food, Beverage & Tobacco)	51,942
1,500	IBJ Leasing Co. Ltd. (Diversified Financials)	36,175
3,300	ICHINEN Holdings Co. Ltd. (Transportation)	17,021
1,300	Idemitsu Kosan Co. Ltd. (Energy)	116,456
11,900	Inabata & Co. Ltd. (Capital Goods)	67,654
102,000	Isuzu Motors Ltd. (Automobiles & Components)	438,207
3,400	ITC Networks Corp. (Technology Hardware & Equipment)	21,746
1,200	ITOCHU Techno-Solutions Corp. (Software & Services)	53,987
14,000	J. Front Retailing Co. Ltd. (Retailing)	66,449
15,000	Juki Corp. (Capital Goods)	28,276
85	Jupiter Telecommunications Co. Ltd. (Media)	91,971
122,320	JX Holdings, Inc. (Energy)	686,544
5,000	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	69,877
39,000	Kaneka Corp. (Materials)	220,619
14,600	Kao Corp. (Household & Personal Products)	406,673
46,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	95,664
26	KDDI Corp. (Telecommunication Services)	178,993
7,000	Kinki Sharyo Co. Ltd. (Capital Goods)	25,114
27,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	353,162
600	K’s Holdings Corp. (Retailing)	23,544
2,000	Kyorin Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	41,823
6,000	Makino Milling Machine Co. Ltd. (Capital Goods)	35,243
900	Mandom Corp. (Household & Personal Products)	26,786
9,000	Marubeni Corp. (Capital Goods)	50,256
12,400	Marui Group Co. Ltd. (Retailing)	93,230
3,300	Megane TOP Co. Ltd. (Retailing)	34,310
6,600	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	135,365
13,500	Mitsubishi Chemical Holdings Corp. (Materials)	91,554
22,000	Mitsubishi Electric Corp. (Capital Goods)	194,873
8,650	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	345,304
11,000	Mitsuboshi Belting Co. Ltd. (Capital Goods)	62,007
12,500	Mitsui & Co. Ltd. (Capital Goods)	181,066
13,000	Mitsui Chemicals, Inc. (Materials)	43,482

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
33,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	$55,418
45,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	116,004
41,000	Mitsui OSK Lines Ltd. (Transportation)	157,969
1,200	Musashi Seimitsu Industry Co. Ltd. (Automobiles & Components)	28,935
8,300	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	112,414
700	NEC Mobiling Ltd. (Technology Hardware & Equipment)	25,256
8,500	Nichiha Corp. (Capital Goods)	95,291
2,500	Nintendo Co. Ltd. (Software & Services)	367,344
11,000	Nippon Carbide Industries Co. Inc. (Materials)	15,706
14,000	Nippon Chemical Industrial Co. Ltd. (Materials)	26,137
17,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	154,479
53,000	Nippon Express Co. Ltd. (Transportation)	226,071
27,000	Nippon Piston Ring Co. Ltd. (Automobiles & Components)*	55,264
30,000	Nippon Soda Co. Ltd. (Materials)	135,491
48,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	2,299,591
990	Nippon Television Network Corp. (Media)	143,176
29,000	Nippon Yusen Kabushiki Kaisha (Transportation)	78,660
7,500	Nissan Chemical Industries Ltd. (Materials)	70,140
112,300	Nissan Motor Co. Ltd. (Automobiles & Components)	993,635
32,500	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	424,242
8,000	Nisshinbo Holdings, Inc. (Capital Goods)	69,752
2,300	Nissin Kogyo Co. Ltd. (Automobiles & Components)	34,442
4,000	NKSJ Holdings, Inc. (Insurance)	88,797
21,000	NOF Corp. (Materials)	109,920
34	Nomura Real Estate Office Fund, Inc. (REIT)	207,340
22,000	NSK Ltd. (Capital Goods)	161,677
3,100	Obara Group Inc. (Capital Goods)	37,084
180	Obic Co. Ltd. (Software & Services)	34,986
1,600	Oracle Corp. Japan (Software & Services)	56,330
58,000	Osaka Gas Co. Ltd. (Utilities)	240,968
10,000	Pacific Metals Co. Ltd. (Materials)	57,368
1,600	Pola Orbis Holdings, Inc. (Household & Personal Products)	47,084
12,600	Promise Co. Ltd. (Diversified Financials)*	105,639
18,000	Rasa Industries Ltd. (Capital Goods)*	29,487

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
3,500	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	$182,577
5,400	Round One Corp. (Consumer Services)	39,053
5,000	Sakai Chemical Industry Co. Ltd. (Materials)	22,487
18,000	Sanden Corp. (Automobiles & Components)	62,722
13,000	Sankyu, Inc. (Transportation)	61,227
24,000	Sapporo Hokuyo Holdings, Inc. (Banks)	85,048
673	SBI Holdings, Inc. (Diversified Financials)	58,153
5,100	SCSK Corp. (Software & Services)(a)	81,120
13,900	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	324,298
21,000	Sekisui House Ltd. (Consumer Durables & Apparel)	196,777
40	Seven Bank Ltd. (Banks)	78,071
4,100	Shikoku Electric Power Co., Inc. (Utilities)	112,714
4,500	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	66,580
4,400	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	108,629
7,000	Shizuoka Gas Co. Ltd. (Utilities)	47,259
79,000	Sumitomo Corp. (Capital Goods)	977,511
125,600	Sumitomo Electric Industries Ltd. (Capital Goods)	1,475,096
13,000	Sumitomo Metal Mining Co. Ltd. (Materials)	172,123
18,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	518,431
4,000	Sumitomo Precision Products Co. Ltd. (Capital Goods)	26,774
9,900	Suzuki Motor Corp. (Automobiles & Components)	218,225
1,700	Tachi-S Co. Ltd. (Automobiles & Components)	30,054
21,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,029,193
9,000	TBK Co. Ltd. (Automobiles & Components)	39,593
4,800	TDK Corp. (Technology Hardware & Equipment)	167,441
39,000	Teijin Ltd. (Materials)	140,203
43,000	The Bank of Yokohama Ltd. (Banks)	215,632
5,000	The Chugoku Electric Power Co., Inc. (Utilities)	87,943
54,000	The Gunma Bank Ltd. (Banks)	300,988
12,000	The Higashi-Nippon Bank Ltd. (Banks)	26,381
6,000	The Hokkoku Bank Ltd. (Banks)	22,435
1,900	The Kansai Electric Power Co., Inc. (Utilities)	32,835
8,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	41,609

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
64,000	The Nishi-Nippon City Bank Ltd. (Banks)	$196,682
7,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	33,579
9,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	52,282
30,000	Toho Zinc Co. Ltd. (Materials)	111,171
2,300	Tokai Corp. (Gifu) (Health Care Equipment & Services)	52,362
16,000	Tokio Marine Holdings, Inc. (Insurance)	405,488
7,000	Tokushu Tokai Paper Co. Ltd. (Materials)	13,890
5,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	244,943
67,000	Tokyu Land Corp. (Real Estate)	240,813
4,500	Tokyu Livable, Inc. (Real Estate)	40,238
1,700	Topre Corp. (Automobiles & Components)	16,802
59,000	Tosoh Corp. (Materials)	184,878
800	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	36,715
2,700	TPR Co. Ltd. (Automobiles & Components)	32,555
1,500	Unipres Corp. (Automobiles & Components)	40,542
800	Universe Co. Ltd. (Food & Staples Retailing)	19,335
6,200	West Japan Railway Co. (Transportation)	265,769
400	Yamada Denki Co. Ltd. (Retailing)	27,820
2,100	Yamatake Corp. (Technology Hardware & Equipment)	44,949
3,800	Yamato Kogyo Co. Ltd. (Materials)	99,669
6,000	YASKAWA Electric Corp. (Technology Hardware & Equipment)	45,234
24	Zappallas, Inc. (Software & Services)	24,435
8,000	Zeon Corp. (Materials)	73,530

		31,758,029

Luxembourg — 0.3%
25,945	ArcelorMittal (Materials)	414,518

Netherlands — 5.1%
3,259	Akzo Nobel NV (Materials)	143,812
51,526	Koninklijke DSM NV (Materials)	2,240,278
22,244	Koninklijke KPN NV (Telecommunication Services)	292,976
33,172	Koninklijke Philips Electronics NV (Capital Goods)	595,171
72,098	Royal Dutch Shell PLC Class A (Energy)	2,223,460
57,870	Royal Dutch Shell PLC Class B (Energy)	1,800,609

		7,296,306

New Zealand — 0.3%
197,933	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	389,866

Norway — 0.8%
9,031	Aker Solutions ASA (Energy)	86,511

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Norway — (continued)
16,055	Cermaq ASA (Food, Beverage & Tobacco)*	$171,410
105,153	Marine Harvest ASA (Food, Beverage & Tobacco)	45,827
32,567	Statoil ASA (Energy)	698,819
10,000	STX OSV Holdings Ltd. (Capital Goods)	7,044
5,545	TGS Nopec Geophysical Co. ASA (Energy)	102,841

		1,112,452

Portugal — 0.1%
50,083	Brisa Auto-Estradas de Portugal SA (Transportation)	177,194
42,956	Sonae (Capital Goods)	29,997

		207,191

Singapore — 1.6%
5,893	Cape PLC (Commercial & Professional Services)	41,693
98,000	CapitaCommercial Trust (REIT)	74,861
36,000	Cityspring Infrastructure Trust (Utilities)	10,693
61,000	ComfortDelgro Corp. Ltd. (Transportation)	60,571
31,597	DBS Group Holdings Ltd. (Banks)	283,329
33,000	Fortune Real Estate Investment Trust (REIT)	14,508
26,000	Fraser and Neave Ltd. (Capital Goods)	114,130
60,000	Hutchison Port Holdings Trust Class U (Transportation)	40,051
42,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)*	38,927
6,000	Jardine Cycle & Carriage Ltd. (Retailing)	190,656
19,100	Keppel Corp. Ltd. (Capital Goods)	112,007
12,000	M1 Ltd. (Telecommunication Services)	22,405
5,000	Olam International Ltd. (Food & Staples Retailing)	8,520
40,985	Oversea-Chinese Banking Corp. Ltd. (Banks)	252,598
4,000	Parkway Life Real Estate Investment Trust (REIT)	5,580
9,000	SembCorp Industries Ltd. (Capital Goods)	23,229
3,000	Singapore Airlines Ltd. (Transportation)	25,974
24,000	Singapore Press Holdings Ltd. (Media)	68,621
3,000	Singapore Technologies Engineering Ltd. (Capital Goods)	6,386
129,000	Singapore Telecommunications Ltd. (Telecommunication Services)	310,959
22,000	StarHub Ltd. (Telecommunication Services)	47,819
15,000	United Overseas Bank Ltd. (Banks)	192,882
95,000	UOL Group Ltd. (Real Estate)	299,408
16,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	63,668

		2,309,475

Shares	Description	Value
Common Stocks — (continued)
Spain — 3.4%
87,713	Banco Bilbao Vizcaya Argentaria SA (Banks)	$726,233
222,737	Banco Santander SA (Banks)	1,821,075
906	Corp. Financiera Alba SA (Diversified Financials)	38,395
24,638	Endesa SA (Utilities)	570,374
28,611	Ferrovial SA (Capital Goods)	326,158
51,989	Repsol YPF SA (Energy)	1,372,447

		4,854,682

Sweden — 2.7%
4,196	Boliden AB (Materials)	43,149
16,534	Fabege AB (Real Estate)	124,939
3,089	Industrial & Financial Systems AB Class B (Software & Services)	40,410
5,099	Investor AB Class A (Diversified Financials)	87,590
2,927	Kinnevik Investment AB Class B (Diversified Financials)	54,159
19,547	Skandinaviska Enskilda Banken AB Class A (Banks)	105,077
39,096	Skanska AB Class B (Capital Goods)	541,225
44,405	Swedish Match AB (Food, Beverage & Tobacco)	1,465,422
16,766	Tele2 AB Class B (Telecommunication Services)	303,675
39,107	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	375,506
83,870	TeliaSonera AB (Telecommunication Services)	552,955
16,445	Volvo AB Class B (Capital Goods)	161,552

		3,855,659

Switzerland — 8.7%
24,477	ABB Ltd. (Registered) (Capital Goods)*	418,701
423	Acino Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	32,106
17,450	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	579,718
21,759	Adecco SA (Registered) (Commercial & Professional Services)*	857,621
2,839	Baloise Holding AG (Registered) (Insurance)	207,908
3,451	Credit Suisse Group AG (Registered) (Diversified Financials)*	90,282
5,487	Ferrexpo PLC (Materials)	22,399
544	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	213,285
89	Galenica AG (Registered) (Health Care Equipment & Services)	45,572
50,510	GAM Holding AG (Diversified Financials)*	632,215
176	Georg Fischer AG (Registered) (Capital Goods)*	61,027
2,948	Holcim Ltd. (Registered) (Materials)*	156,444

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
281	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	$40,901
3,313	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	199,622
49,750	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,738,872
8,349	Nobel Biocare Holding AG (Registered) (Health Care Equipment & Services)*	83,808
1,694	PSP Swiss Property AG (Registered) (Real Estate)*	152,028
588	Rieter Holding AG (Registered) (Capital Goods)*	93,646
10,376	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,675,850
1,798	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	163,141
50,486	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	329,932
7,711	Swiss Life Holding AG (Registered) (Insurance)*	845,660
1,243	Swiss Prime Site AG (Registered) (Real Estate)*	100,152
1,091	Swisscom AG (Registered) (Telecommunication Services)	443,853
4,260	Syngenta AG (Registered) (Materials)*	1,107,038
319	The Swatch Group AG (Consumer Durables & Apparel)	104,959
14,485	UBS AG (Registered) (Diversified Financials)*	165,688
187	Valora Holding AG (Registered) (Retailing)	40,517
13,333	Xstrata PLC (Materials)	168,365
3,842	Zurich Financial Services AG (Insurance)*	800,306

		12,571,616

United Kingdom — 18.1%
1,473	A.G.BARR PLC (Food, Beverage & Tobacco)	27,280
25,776	African Barrick Gold Ltd. (Materials)	201,178
31,252	AMEC PLC (Energy)	394,334
15,827	Anglo American PLC (Materials)	544,623
9,735	Antofagasta PLC (Materials)	139,003
46,517	Ashtead Group PLC (Capital Goods)	95,538
13,075	Associated British Foods PLC (Food, Beverage & Tobacco)	225,090
71,461	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	3,171,401
123,121	Aviva PLC (Insurance)	579,023
43,305	BAE Systems PLC (Capital Goods)	178,857
246,438	Barclays PLC (Banks)	604,354
8,071	Berendsen PLC (Commercial & Professional Services)	54,004
65,882	BHP Billiton PLC (Materials)	1,759,967
8,110	Big Yellow Group PLC (REIT)	30,078
57,984	Bodycote PLC (Capital Goods)	221,915

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
61,878	Booker Group PLC (Food & Staples Retailing)	$69,965
69,935	BP PLC ADR (Energy)(b)	2,522,567
10,817	British Land Co. PLC (REIT)	79,677
108,250	Cable & Wireless Communications PLC (Telecommunication Services)	62,595
45,630	Cookson Group PLC (Capital Goods)	304,409
18,766	CPP Group PLC (Commercial & Professional Services)	37,347
5,860	Cranswick PLC (Food, Beverage & Tobacco)	57,508
6,910	Devro PLC (Food, Beverage & Tobacco)	25,266
219,003	Drax Group PLC (Utilities)	1,628,479
40,746	Elementis PLC (Materials)	77,982
20,425	Eurasian Natural Resources Corp. PLC (Materials)	181,022
10,158	Go-Ahead Group PLC (Transportation)	208,793
7,512	Greggs PLC (Food, Beverage & Tobacco)	53,751
18,566	Halfords Group PLC (Retailing)	84,269
41,882	Hammerson PLC (REIT)	245,197
161,001	HSBC Holdings PLC (Banks)	1,233,151
3,121	Hunting PLC (Energy)	28,882
37,896	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	1,278,899
60,169	Intermediate Capital Group PLC (Diversified Financials)	200,070
292,557	J Sainsbury PLC (Food & Staples Retailing)	1,245,727
2,137	JD SPORTS FASHION PLC (Retailing)	27,659
12,070	JKX Oil & Gas PLC (Energy)	30,706
14,017	John Wood Group PLC (Energy)	114,941
144,920	Kingfisher PLC (Retailing)	556,481
8,613	Lamprell PLC (Energy)	34,492
3,769	Land Securities Group PLC (REIT)	37,458
307,686	Legal & General Group PLC (Insurance)	459,536
52,522	Marks & Spencer Group PLC (Retailing)	255,758
9,835	Morgan Crucible Co. PLC (Capital Goods)	37,200
91,669	Old Mutual PLC (Insurance)	148,747
37,288	Paragon Group of Companies PLC (Banks)	88,878
4,565	PayPoint PLC (Commercial & Professional Services)	33,458
21,586	Persimmon PLC (Consumer Durables & Apparel)	151,892
6,144	Premier Oil PLC (Energy)*	33,030
2,478	Renishaw PLC (Technology Hardware & Equipment)	39,165
19,789	Rio Tinto PLC (Materials)	877,605
166,347	Royal Bank of Scotland Group PLC (Banks)*	59,511
36,277	Scottish & Southern Energy PLC (Utilities)	727,975
25,213	Senior PLC (Capital Goods)	56,437
50,606	Standard Chartered PLC (Banks)	1,009,639

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
38,328	Tate & Lyle PLC (Food, Beverage & Tobacco)	$371,647
2,700	Victrex PLC (Materials)	45,712
75,818	Vodafone Group PLC ADR (Telecommunication Services)(b)	1,944,732
227,860	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,027,360

		26,022,220

TOTAL COMMON STOCKS		$137,469,710

Investment Companies — 0.3%
Australia — 0.3%
23,829	APA Group	$92,479
8,391	Challenger Infrastructure Fund Class A	8,198
84,468	Envestra Ltd.	53,702
203,125	Hastings Diversified Utilities Fund	299,976

TOTAL INVESTMENT COMPANIES		$454,355

		Expiration
Units	Description	Month	Value
Rights* — 0.0%
Australia — 0.0%
63,656	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	10/11	$3,080

Spain — 0.0%
87,713	Banco Bilbao Vizcaya Argentaria SA (Banks)	10/11	12,927

TOTAL RIGHTS			$16,007

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$137,940,072

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 0.5%
Goldman Sachs Financial Square Money Market Fund — FST Shares
702,276	0.172%	$702,276

TOTAL INVESTMENTS — 96.4%		$138,642,348

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.6%		5,164,140

NET ASSETS — 100.0%		$143,806,488

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Represents an affiliated issuer.

(d) Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next reset date. Interest rate disclosed is that which is in effect at September 30, 2011.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	85	December 2011	$2,455,226	$104,403
FTSE 100 Index	14	December 2011	1,111,338	(11,717)
Hang Seng Index	1	October 2011	111,847	(3,265)
MSCI Singapore Index	1	October 2011	46,945	(51)
SPI 200 Index	4	December 2011	387,080	(3,941)
TSE TOPIX Index	11	December 2011	1,080,319	(733)

TOTAL				$84,696

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$141,737,199

Gross unrealized gain	12,233,875
Gross unrealized loss	(15,328,726)

Net unrealized security loss	$(3,094,851)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined, under valuation procedures approved by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of September 30, 2011:
U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$551,934,415	$—	$—

Derivative Type

Liabilities
Futures Contracts(a)	$(651,873)	$—	$—
Written Options Contracts	(3,108,000)	—	—

Total	$(3,759,873)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$13,926,603	$266,986,847 (b)	$—

Derivative Type

Assets
Futures Contracts(a)	$653,540	$—	$—

Liabilities
Futures Contracts(a)	$(69,909)	$—	$—
Written Options Contracts	(3,027,980)	—	—

Total	$(3,097,889)	$—	$—

STRUCTURED TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$267,715,917	$—	$—
Securities Lending Reinvestment Vehicle	2,951,675	—	—

Total	$270,667,592	$—	$—

Derivative Type

Liabilities
Futures Contracts(a)	$(174,173)	$—	$—

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$5,090,031	$132,850,041	(b)	$—
Securities Lending Reinvestment Vehicle	702,276	—		—

Total	$5,792,307	$132,850,041		$—

Derivative Type

Assets
Futures Contracts(a)	$104,403	$—		$—

Liabilities
Futures Contracts(a)	$(19,707)	$—		$—

(a) Amount shown represents unrealized gain (loss) at period end.

(b) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended September 30, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of September 30, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

U.S. Equity Dividend and Premium	Equity	$—	$(3,759,873)

International Equity Dividend and Premium	Equity	653,540	(3,097,889)

Structured Tax-Managed Equity	Equity	—	(174,173)

Structured International Tax-Managed Equity	Equity	104,403	(19,707)

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
     Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Funds write (sell) S&P 500 Index, MSCI EAFE Index or related exchange traded fund (“ETF”) call options, they receive cash but limit their opportunity to profit from an increase in the market value of the applicable index beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly underperform the market. The Funds’ option strategies may not fully protect them against declines in the value of the market. Cash received from premiums will enhance return in declining or relatively flat markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in their portfolios. The benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in their net asset values.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.
     Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 28, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	November 28, 2011

* Print the name and title of each signing officer under his or her signature.